LIABILITIES SUBJECT TO COMPROMISE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Summary of Prepetition Liabilities Subject to Compromise

The following table reflects prepetition liabilities subject to compromise as at June 30, 2018 and December 31, 2017:

	06/30/2018	12/31/2017
Loans and financing	32,153,039	49,129,546
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies—Anatel	927,779	9,333,795
Provison fo pension plan	—	560,046
Other	—	43,334
Provision for labor contingencies	1,037,854	899,226
Provision for civil—other claims	2,363,389	2,929,275

Liabilities subject to compromise (*)	36,482,061	65,139,228

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

The following table reflects prepetition liabilities subject to compromise as at December 31, 2017 and 2016:

	2017	2016
Loans and financing	49,129,546	49,265,232
Derivative financial instrument	104,694	104,694
Trade payables	2,139,312	2,158,852
Provision for civil contingencies—Anatel	9,333,795	7,764,994
Provision of pension plan	560,046	560,046
Other	43,334	43,334
Provision for labor contingencies	899,226	752,485
Provision for civil—other claims	2,929,275	3,096,487

Liabilities subject to compromise (*)	65,139,228	63,746,124

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Schedule of Accounting Adjustments in Restructured Prepetition Liabilities

The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	12/31/2017	Reclassifications	Mediations and other	Haircut	Fair value (ii)	Financial charges	06/30/2018
Liabilities subject to compromise
Bondholders (i)	32,314,638	—	(161,599)	—	—	—	32,153,039
BNDES	3,326,952	(3,326,952)	—	—	—	—	—
Other loans and financing	13,487,957	(13,487,957)	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—
Provision for civil contingencies—Anatel	9,333,795	(8,406,016)	—	—	—	—	927,779
Provison for pension plan	560,046	(560,046)	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—
Provision for labor contingencies	899,226	—	138,628	—	—	—	1,037,854
Provision for civil—other claims	2,929,275	—	(565,886)	—	—	—	2,363,389

Total—Liabilities subject to compromise	65,139,228	(28,068,310)	(588,857)	—	—	—	36,482,061

Liabilities not subject to compromise	—	—	—	—	—	—	—
BNDES – Loans and financing	—	3,326,952	—	—	—	135,591	3,462,543
Other loans and financing	—	13,592,651	50,375	—	(9,096,364)	1,028,536	5,575,198
Anatel (AGU) and other trade payables	—	10,588,661	619,990	(1,826,678)	(5,704,607)	69,002	3,746,368
Provison for pension plan	—	560,046	—	—	—	—	560,046

Total—Liabilities not subject to compromise	—	28,068,310	670,365	(1,826,678)	(14,800,971)	1,233,129	13,344,155

(i)

Balance as of June 30, 2018 refers to non-Qualified, Default Recovery and Qualified Bondholders that elected to restructured their credits under the terms of clause 4.3.3.5 of the JRP and will received in exchange equity instruments and new debt instruments upon the execution of a share capital increase, which occurred on July 27, 2018 (Note 29).

(ii)

Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Schedule of Aggregate Amount of Fixed Rate Notes

The following table sets forth for each series of fixed rate notes the aggregate amount of the claims for such series recognized by the RJ Court.

	06/30/2018	12/31/2017
	(in millions of reais)
Bonds issued by the Company
9.75% senior notes due 2016	1,083	1,083
5.125% senior notes due 2017	2,273	2,273
9.500% senior notes due 2019	474	474
5.500% senior notes due 2020	6,099	6,099
Bonds issued by Oi Holanda
5.625% senior notes due 2021	2,427	2,427
5.75% senior notes due 2022	4,945	4,945
Bonds issued by PTIF
6.25% notes due 2016	908	908
4.375% notes due 2017	1,487	1,487
5.242% notes due 2017	989	989
5.875% notes due 2018	2,902	2,902
5.00% notes due 2019	2,962	2,962
4.625% notes due 2020	3,851	3,851
4.5% notes due 2025	1,916	1,916

The following table sets forth for each series of fixed rate notes the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
Bonds issued by the Company.:
9.75% senior notes due 2016	1,083	1,083
5.125% senior notes due 2017	2,273	2,273
9.500% senior notes due 2019	474	474
5.500% senior notes due 2020	6,099	6,099
Bonds issued by Oi Holanda
5.625% senior notes due 2021	2,427	2,427
5.75% senior notes due 2022	4,945	4,945
Bonds issued by PTIF
6.25% notes due 2016	908	908
4.375% notes due 2017	1,487	1,487
5.242% notes due 2017	989	989
5.875% notes due 2018	2,902	2,902
5.00% notes due 2019	2,962	2,962
4.625% notes due 2020	3,851	3,851
4.5% notes due 2025	1,916	1,916

Summary of Certain Information with Respect to Outstanding Credit Facilities with BNDES

The following table sets forth for certain information with respect to outstanding credit facilities with BNDES, including the aggregate amount of the claims under such credit facilities recognized by the RJ Court.

Facility	2017	2016
	(in millions of reais)
Oi loans	851	851
Telemar loans	1,494	1,494
Oi Móvel loans	982	982

Schedule of Export Credit Facility Agreements

The following table sets forth certain information for each series of export credit facility agreements, including the aggregate amount of the claims for such series recognized by the RJ Court.

Export Credit Agency	Borrower	2017	2016
		(in millions of reais)
FINNVERA	Company	389	389
ONDD	Company	388	388
China Development Bank	Telemar	2,272	2,272
FINNVERA	Telemar	1,465	1,465
Export Development Canada	Telemar	478	478
ONDD	Telemar	367	367
Nordic Development Bank	Telemar	100	100

Schedule of Contingent Liabilities with a Possible Unfavorable Outcome

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2017	2016
Labor	796,471	714,376
Civil	950,208	1,064,642

Total	1,746,679	1,779,018